Cash and cash equivalents and restricted cash - Cash and cash equivalents are in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term and Short-term treasury investments
Cash and cash equivalents	¥ 12,554,843	¥ 27,308,098	¥ 20,855,252	¥ 43,429,717
RMB
Long-term and Short-term treasury investments
Cash and cash equivalents	6,345,733	18,850,352	14,016,452	22,710,437
USD
Long-term and Short-term treasury investments
Cash and cash equivalents	4,028,747	6,453,888	5,307,577	19,561,218
Others
Long-term and Short-term treasury investments
Cash and cash equivalents	¥ 2,180,363	¥ 2,003,858	¥ 1,531,223	¥ 1,158,062